Investment in Associate - Schedule of Summarised Financial Information for Associates (Details) - 6 months ended Dec. 31, 2025 - LPW Electronics Co Ltd [Member]	MYR (RM)	USD ($)	USD ($)
Schedule of Summarised Financial Information for Associates [Line Items]
Current assets	RM 3,025,250		$ 745,870
Current liabilities	(654,812)		(161,443)
Non-current assets	25,216,162		6,217,002
Non-current liabilities	(24,268,922)		(5,983,462)
Revenue	2,850,028	$ 702,670
Loss from operations	(2,990,364)	(737,269)
Loss from operations (after acquisition)	(414,374)	(102,163)
Net assets	3,317,678		817,967
Group’s equity interest	20		20
Group’s share of net assets	663,536		163,593
Goodwill	2,512,391		619,426
Foreign exchange	88,136	$ 21,730
Carrying value	RM 3,264,063		$ 804,749